Leases - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of lease liabilities
2025	¥ 87,590
2026	36,123
2027	14,243
2028	10,525
2029	8,676
Thereafter	62,737
Total undiscounted lease payments	219,894
Less: interest	(29,419)
Present value of lease liabilities	¥ 190,475	¥ 238,200